United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment:  [  ]   Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          February 4, 2009

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      20
Form 13F Information Table Value Total:      $199,327
                                            (thousands)
List of Other Included Managers:  NONE
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

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER   INSTR. V SOLE  SHARED  NONE
APOLLO GROUP INC.        COM        37604105    7,689,000    100,342.00 X                                12,475   44,717   43,150
CH ROBINSON WORLDWIDE    COM       12541W209    8,468,000    153,867.00 X                                19,025   69,800   65,042
CME GROUP INC.           COM       12572Q105    5,131,000     24,651.00 X                                 3,018   11,034   10,599
EBAY                     COM       278642103    7,038,000    504,105.00 X                                62,000  222,009  220,096
EXPRESS SCRIPTS          COM       302182100   18,672,000    339,610.00 X                                40,865  149,696  149,049
GEN PROBE INC.           COM       36866T103   32,154,000    750,545.00 X                                86,075  331,856  332,614
GLOBAL PAYMENTS          COM       37940X102    8,676,000    264,573.00 X                                34,425  121,722  108,426
IDEXX LABS               COM       45168D104   10,816,000    299,765.00 X                                38,450  128,165  133,150
INTERCONTINENTAL EXCHANG COM       45865V100   16,946,000    205,550.00 X                                26,473   92,864   86,213
LABORATORY CORP          COM       50540R409   21,805,000    338,524.00 X                                43,050  153,839  141,635
MONSANTO CO.             COM       61166W101   19,616,000    278,833.00 X                                34,000  124,248  120,585
PRAXAIR INC.             COM       74005P104   10,338,000    174,150.00 X                                21,650   74,383   78,117
QUALCOM INC.             COM       747525103   10,948,000    305,551.00 X                                39,900  132,461  133,190
QUEST DIAGNOSTICS INC.   COM       74834L100   11,162,000    215,012.00 X                                28,425   96,985   89,602
STRAYER EDUCATION        COM       863236105    9,033,000     42,127.00 X                                 5,116   18,977   18,034

LARGE CAP VALUE INDEX    MF        464287408       63,000      1,400.00 X                                          1,400        0
MSCI EAFI INDEX          MF        464287465      118,000      2,650.00 X                                          2,650        0
S&P 500 INDEX            MF        464287200      428,000      4,745.00 X                                          4,745        0
S&P MIDCAP 400 INDEX     MF        464287507       23,000        450.00 X                                            450        0
S&P 100 INDEX FUND       MF        464287101      203,000      4,700.00 X                                          4,700        0

TOTAL COMMON STOCK                            198,492,000

TOTAL MUTUAL FUNDS                                835,000

TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              199,327,000

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